ACCOUNTS PAYABLE AND ACCRUED CHARGES	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED CHARGES
ACCOUNTS PAYABLE AND ACCRUED CHARGES

18.   ACCOUNTS PAYABLE AND ACCRUED CHARGES

	2017	2016

Trade and accruals	$356,825	$332,281
Salaries and employee benefits	87,122	85,090
Interest payable	43,901	36,728
Stock-based compensation	4,062	2,338

	$491,910	$456,437